First Trust Merger Arbitrage ETF Average Annual Total Returns		12 Months Ended	59 Months Ended	60 Months Ended	100 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Merger Arbitrage Total Return Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.90%	3.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.32%	14.53%	14.63%
First Trust Merger Arbitrage ETF
Prospectus [Line Items]
Average Annual Return, Percent		0.42%	0.94%
Performance Inception Date	Feb. 04, 2020
First Trust Merger Arbitrage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.44%)	0.50%
First Trust Merger Arbitrage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.24%	0.53%